INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Long-lived assets, net:
Total long-lived assets, net	$ 1,539.7	₽ 106,964	₽ 38,078	₽ 34,372
Russia
Long-lived assets, net:
Total long-lived assets, net	1,441.1	100,118	30,689	24,499
Finland
Long-lived assets, net:
Total long-lived assets, net	85.6	5,946	6,802	8,327
Rest of the world
Long-lived assets, net:
Total long-lived assets, net	$ 13.0	₽ 900	₽ 587	₽ 1,546